Share Capital and Other Equity Instruments - Schedule of Share Capital Issued and Outstanding (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Number of issued common shares	23,313,164		720,306
Number of issued and fully paid common shares	23,313,164		720,306
Issue common shares not fully paid	$ 932,951		$ 583,517
Share purchase loan to a former officer		$ (400)	(400)
Issued and fully paid common shares	$ 932,951		$ 583,117	$ 575,150